SHARE CAPITAL (Tables)	9 Months Ended
Sep. 30, 2012
SHARE CAPITAL [Abstract]
Schedule of stock by class
The authorized share capital at September 30, 2012 and December 31, 2011 is as follows:

(in thousands of $, except share data)	2012	2011
125,000,000 ordinary shares of $2.50 each	312,500	312,500
The issued and fully paid share capital at September 30, 2012 and December 31, 2011 is as follows:

(in thousands of $, except share data)	2012	2011
77,858,502 ordinary shares of $2.50 each	194,646	194,646